SCHEDULE OF FUTURE LEASE PAYMENTS (Details)	Sep. 30, 2022 USD ($)
Reserves Lease Agreement And Purchase Option For Acquisition
2022	$ 1,100,000
2023	4,422,000
2024	4,510,440
2025	4,600,649
2026	4,692,662
Thereafter	82,775,200
Total	$ 102,100,951